Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses:
Research and development	$ (84)	$ 671	$ 252	$ 1,659	$ 1,667	$ 9,067
Selling, general and administrative	2,029	3,585	4,321	8,932	9,790	12,487
Loss on impairment	0	4,599	0	4,599	4,599	228,515
Total operating expenses	1,945	8,855	4,573	15,190	16,056	250,069
Loss from operations	(1,945)	(8,855)	(4,573)	(15,190)	(16,056)	(250,069)
Other Income (Expense):
Loss on disposal of assets	0	(20,463)	0	(20,494)	(20,463)	0
Settlement expense	0	0	(2,563)	0	0	0
Interest expense	(931)	(560)	(6,227)	(1,493)	(2,128)	(9,117)
Total other income (expense)	(931)	(21,023)	(8,790)	(21,987)	(22,591)	(9,117)
Loss before provision for income taxes	(2,876)	(29,878)	(13,363)	(37,177)	(38,647)	(259,186)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (2,876)	$ (29,878)	$ (13,363)	$ (37,177)	$ (38,647)	$ (259,186)
Net loss per common share - basic and diluted	$ (0.04)	$ (0.51)	$ (0.18)	$ (0.69)	$ (0.67)	$ (5.16)
Weighted average common shares outstanding - basic and diluted	76,730,076	58,805,997	72,909,738	53,967,298	57,527,000	50,240,000